Prospectus Supplement

June 12, 2013

The Universal Institutional Funds, Inc.

Supplement dated June 12, 2013 to The Universal Institutional Funds, Inc. Prospectus dated April 30, 2013 of:

Global Franchise Portfolio (Class II) (the "Portfolio")

John S. Goodacre no longer manages the Portfolio. As a result, all references to Mr. Goodacre are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 12, 2013

The Universal Institutional Funds, Inc.

Supplement dated
June 12, 2013 to
The Universal Institutional Funds, Inc.
Statement of
Additional Information dated April 30, 2013

John S. Goodacre no longer manages the Global Franchise Portfolio. As a result, all references to Mr. Goodacre are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.